Property, plant, and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Increase in net value of property, plant and equipment	€ 3.9
Acquisitions			€ 0.7
Fibroscan machines
Property, Plant and Equipment
Acquisitions	€ 3.7
Additions to right-of-use assets		€ 5.1
Technical facilities, equipment and tooling
Property, Plant and Equipment
Acquisitions			0.3
Other property, plant and equipment
Property, Plant and Equipment
Acquisitions			€ 0.2